Taxes (Details) - Schedule of taxes payable	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of taxes payable [Abstract]
VAT taxes payable	¥ 1,555,978	$ 238,468	¥ 494,964
Income taxes payable	9,704,988	1,487,377	9,093,481
Other taxes payable	254,658	39,029	72,437
Totals	¥ 11,515,624	$ 1,764,874	¥ 9,660,882